Schedule of Investments (unaudited) June 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Aerojet Rocketdyne Holdings Inc.(a)(b)	453,381	$20,297,867
Aerovironment Inc.(a)(b)	187,934	10,669,013
Astronics Corp.(a)(b)	213,993	8,606,799
Axon Enterprise Inc.(a)(b)	514,948	33,064,811
Cubic Corp.	43,322	2,793,403
Ducommun Inc.(a)	16,291	734,235
Kratos Defense & Security Solutions Inc.(a)(b)	795,487	18,208,698
Mercury Systems Inc.(a)(b)	471,126	33,143,714
Moog Inc., Class A	246,357	23,061,479
National Presto Industries Inc.	4,001	373,253
Parsons Corp.(a)	164,892	6,077,919
Triumph Group Inc.	108,577	2,486,413
Wesco Aircraft Holdings Inc.(a)(b)	130,492	1,448,461

		160,966,065

Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)(b)	516,166	12,594,450
Forward Air Corp.	252,272	14,921,889
Radiant Logistics Inc.(a)	345,004	2,118,325

		29,634,664

Airlines — 0.4%
Allegiant Travel Co.	114,756	16,467,486
Mesa Air Group Inc.(a)(b)	81,165	741,848
Spirit Airlines Inc.(a)	475,342	22,688,074

		39,897,408

Auto Components — 0.9%
Dorman Products Inc.(a)(b)	237,916	20,732,000
Fox Factory Holding Corp.(a)(b)	332,156	27,406,192
Gentherm Inc.(a)	297,957	12,463,541
LCI Industries	215,401	19,386,090
Standard Motor Products Inc.	39,024	1,769,348
Stoneridge Inc.(a)(b)	26,422	833,614

		82,590,785

Automobiles — 0.1%
Winnebago Industries Inc.	193,313	7,471,547

Banks — 1.4%
Ameris Bancorp.	90,642	3,552,260
Atlantic Capital Bancshares Inc.(a)	12,484	213,726
Bank First National Corp.	48,247	3,327,113
Bank of NT Butterfield & Son Ltd. (The)	157,933	5,363,405
Bank7 Corp.(a)(b)	3,785	69,985
Baycom Corp.(a)	32,492	711,575
Cambridge Bancorp.	9,995	814,592
Central Pacific Financial Corp.	16,799	503,298
Century Bancorp. Inc./MA, Class A, NVS	3,862	339,470
City Holding Co.	13,283	1,012,962
CNB Financial Corp./PA	8,227	232,330
Coastal Financial Corp/WA(a)(b)	38,307	592,609
ConnectOne Bancorp. Inc.	73,669	1,669,340
Eagle Bancorp. Inc.(b)	16,346	884,809
Esquire Financial Holdings Inc.(a)(b)	21,933	551,615
FB Financial Corp.	71,788	2,627,441
Fidelity D&D Bancorp. Inc.	9,813	659,434
First Capital Inc.	1,881	95,066
First Financial Bankshares Inc.	1,148,486	35,361,884
First Foundation Inc.	111,632	1,500,334
Glacier Bancorp. Inc.	110,604	4,484,992
Hanmi Financial Corp.	31,702	706,004

Security	Shares	Value

Banks (continued)
HarborOne Bancorp Inc.(a)(b)	62,329	$1,167,422
Heritage Commerce Corp.	39,061	478,497
HomeTrust Bancshares Inc.	45,049	1,132,532
Independent Bank Corp./MI	53,008	1,155,044
Independent Bank Corp./Rockland MA	27,838	2,119,864
Independent Bank Group Inc.	78,066	4,290,507
Investar Holding Corp.	26,112	622,771
Lakeland Financial Corp.	159,441	7,466,622
LegacyTexas Financial Group Inc.	168,281	6,850,719
Malvern Bancorp. Inc.(a)(b)	15,928	350,575
Midland States Bancorp. Inc.	17,390	464,661
National Bank Holdings Corp., Class A	84,627	3,071,960
Northeast Bank(a)	6,656	183,572
Oak Valley Bancorp.	3,429	67,037
People’s Utah Bancorp.	9,822	288,767
Preferred Bank/Los Angeles CA	37,543	1,773,907
Red River Bancshares Inc.(a)	1,819	88,131
Reliant Bancorp Inc.	7,582	179,163
Seacoast Banking Corp. of Florida(a)(b)	74,868	1,904,642
ServisFirst Bancshares Inc.(b)	342,659	11,739,497
Stock Yards Bancorp. Inc.	38,175	1,380,026
TriState Capital Holdings Inc.(a)(b)	55,534	1,185,096
Triumph Bancorp. Inc.(a)(b)	103,880	3,017,714
Union Bankshares Inc./Morrisville VT	7,932	293,563
United Community Banks Inc./GA	61,077	1,744,359
Unity Bancorp. Inc.	6,962	158,037
Veritex Holdings Inc.	137,870	3,577,726
West Bancorp. Inc.	31,080	659,518
Westamerica Bancorp.	43,243	2,664,201

		125,350,374

Beverages — 0.7%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	73,751	27,860,178
Celsius Holdings Inc.(a)(b)	221,816	984,863
Coca-Cola Consolidated Inc.(b)	41,468	12,409,299
Craft Brew Alliance Inc.(a)(b)	8,296	116,061
MGP Ingredients Inc.(b)	114,565	7,596,805
National Beverage Corp.	104,243	4,652,365
New Age Beverages Corp.(a)	638,490	2,975,364
Primo Water Corp.(a)(b)	309,260	3,803,898

		60,398,833

Biotechnology — 13.9%
ACADIA Pharmaceuticals Inc.(a)(b)	929,941	24,857,323
Acceleron Pharma Inc.(a)(b)	328,749	13,505,009
ADMA Biologics Inc.(a)(b)	218,391	845,173
Aduro Biotech Inc.(a)(b)	531,078	817,860
Adverum Biotechnologies Inc.(a)(b)	468,873	5,574,900
Aeglea BioTherapeutics Inc.(a)(b)	31,864	218,268
Affimed NV(a)	441,179	1,266,184
Agenus Inc.(a)(b)	923,562	2,770,686
AgeX Therapeutics Inc.(a)(b)	187,725	688,951
Aimmune Therapeutics Inc.(a)(b)	392,142	8,164,396
Akcea Therapeutics Inc.(a)(b)	110,476	2,590,662
Albireo Pharma Inc.(a)(b)	91,151	2,938,708
Alder Biopharmaceuticals Inc.(a)(b)	643,823	7,577,797
Aldeyra Therapeutics Inc.(a)(b)	142,332	853,992
Alector Inc.(a)(b)	86,744	1,648,136
Allakos Inc.(a)(b)	153,117	6,634,560
Allogene Therapeutics Inc.(a)(b)	342,369	9,192,608
Amicus Therapeutics Inc.(a)	2,043,992	25,509,020

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
AnaptysBio Inc.(a)(b)	182,792	$10,313,125
Anavex Life Sciences Corp.(a)	378,913	1,276,937
Apellis Pharmaceuticals Inc.(a)(b)	426,614	10,810,399
Arena Pharmaceuticals Inc.(a)(b)	352,790	20,684,078
ArQule Inc.(a)(b)	818,294	9,009,417
Array BioPharma Inc.(a)(b)	1,967,124	91,136,855
Arrowhead Pharmaceuticals Inc.(a)(b)	824,189	21,841,008
Assembly Biosciences Inc.(a)(b)	20,152	271,850
Atara Biotherapeutics Inc.(a)(b)	391,579	7,874,654
Athenex Inc.(a)(b)	522,944	10,354,291
Athersys Inc.(a)(b)	1,130,069	1,898,516
Audentes Therapeutics Inc.(a)(b)	387,109	14,655,947
Avid Bioservices Inc.(a)(b)	447,136	2,503,962
Avrobio Inc.(a)(b)	138,434	2,250,937
Axcella Health Inc.(a)	13,720	127,733
Bellicum Pharmaceuticals Inc.(a)(b)	57,591	97,905
Beyondspring Inc.(a)	89,787	2,127,952
BioCryst Pharmaceuticals Inc.(a)(b)	824,217	3,123,782
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	293,859	12,868,086
BioSpecifics Technologies Corp.(a)(b)	54,143	3,232,879
Bioxcel Therapeutics Inc.(a)	53,207	583,149
Blueprint Medicines Corp.(a)(b)	431,030	40,659,060
Calithera Biosciences Inc.(a)	41,023	159,990
Calyxt Inc.(a)(b)	82,310	1,027,229
Cara Therapeutics Inc.(a)(b)	260,050	5,591,075
CareDx Inc.(a)(b)	341,923	12,305,809
CASI Pharmaceuticals Inc.(a)(b)	402,354	1,287,533
Catalyst Pharmaceuticals Inc.(a)(b)	851,429	3,269,487
Celcuity Inc.(a)(b)	50,505	1,262,625
Cellular Biomedicine Group Inc.(a)(b)	76,256	1,260,512
CEL-SCI Corp.(a)	208,196	1,744,682
Checkpoint Therapeutics Inc.(a)	203,472	616,520
ChemoCentryx Inc.(a)(b)	359,605	3,344,326
Clovis Oncology Inc.(a)(b)	430,957	6,408,331
Coherus Biosciences Inc.(a)(b)	226,723	5,010,578
Constellation Pharmaceuticals Inc.(a)(b)	121,834	1,496,122
Corbus Pharmaceuticals Holdings Inc.(a)(b)	523,934	3,630,863
Cortexyme Inc.(a)	24,232	1,030,102
Crinetics Pharmaceuticals Inc.(a)(b)	97,466	2,436,650
Cue Biopharma Inc.(a)(b)	157,091	1,412,248
Cyclerion Therapeutics Inc.(a)	198,001	2,267,111
Cytokinetics Inc.(a)(b)	440,833	4,959,371
CytomX Therapeutics Inc.(a)(b)	397,430	4,459,165
Deciphera Pharmaceuticals Inc.(a)(b)	130,366	2,939,753
Denali Therapeutics Inc.(a)(b)	423,207	8,785,777
Dicerna Pharmaceuticals Inc.(a)(b)	456,988	7,197,561
Dynavax Technologies Corp.(a)(b)	508,479	2,028,831
Eagle Pharmaceuticals Inc./DE(a)(b)	81,910	4,560,749
Editas Medicine Inc.(a)(b)	438,035	10,836,986
Eidos Therapeutics Inc.(a)(b)	97,674	3,035,708
Eiger BioPharmaceuticals Inc.(a)	206,897	2,193,108
Emergent BioSolutions Inc.(a)(b)	402,745	19,456,611
Enanta Pharmaceuticals Inc.(a)(b)	151,454	12,779,688
Enochian Biosciences Inc.(a)	18,734	84,303
Epizyme Inc.(a)(b)	501,056	6,288,253
Esperion Therapeutics Inc.(a)(b)	220,081	10,238,168
Evelo Biosciences Inc.(a)(b)	23,650	212,377
Fate Therapeutics Inc.(a)(b)	461,750	9,373,525
FibroGen Inc.(a)(b)	615,311	27,799,751
Flexion Therapeutics Inc.(a)(b)	298,120	3,666,876

Security	Shares	Value

Biotechnology (continued)
Forty Seven Inc.(a)(b)	145,766	$1,545,120
G1 Therapeutics Inc.(a)(b)	176,814	5,421,117
Galectin Therapeutics Inc.(a)	284,655	1,181,318
Genomic Health Inc.(a)(b)	237,789	13,832,186
Global Blood Therapeutics Inc.(a)(b)	480,549	25,276,877
GlycoMimetics Inc.(a)(b)	298,493	3,558,037
Gossamer Bio Inc.(a)(b)	95,003	2,107,167
Gritstone Oncology Inc.(a)(b)	55,561	618,950
Halozyme Therapeutics Inc.(a)(b)	1,263,497	21,706,878
Harpoon Therapeutics Inc.(a)(b)	24,154	314,002
Heron Therapeutics Inc.(a)(b)	651,429	12,110,065
Homology Medicines Inc.(a)(b)	214,593	4,199,585
Hookipa Pharma Inc.(a)	17,517	117,889
ImmunoGen Inc.(a)(b)	705,335	1,530,577
Immunomedics Inc.(a)(b)	1,399,650	19,413,145
Inovio Pharmaceuticals Inc.(a)(b)	809,997	2,381,391
Insmed Inc.(a)(b)	684,274	17,517,414
Intellia Therapeutics Inc.(a)(b)	228,785	3,745,210
Intercept Pharmaceuticals Inc.(a)	218,554	17,390,342
Intrexon Corp.(a)(b)	162,139	1,241,985
Invitae Corp.(a)(b)	764,858	17,974,163
Iovance Biotherapeutics Inc.(a)(b)	1,012,206	24,819,291
Ironwood Pharmaceuticals Inc.(a)(b)	1,356,519	14,840,318
Kadmon Holdings Inc.(a)(b)	1,149,158	2,367,265
KalVista Pharmaceuticals Inc.(a)	103,017	2,281,827
Karyopharm Therapeutics Inc.(a)(b)	509,778	3,053,570
Kezar Life Sciences Inc.(a)(b)	7,414	57,162
Kindred Biosciences Inc.(a)(b)	326,941	2,723,419
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	115,764	1,567,445
Kodiak Sciences Inc.(a)	208,105	2,434,828
Krystal Biotech Inc.(a)	77,340	3,114,482
Kura Oncology Inc.(a)	255,807	5,036,840
La Jolla Pharmaceutical Co.(a)(b)	185,601	1,716,809
Lexicon Pharmaceuticals Inc.(a)(b)	371,361	2,335,861
Ligand Pharmaceuticals Inc.(a)(b)	26,977	3,079,425
LogicBio Therapeutics Inc.(a)	73,778	959,114
MacroGenics Inc.(a)(b)	196,884	3,341,121
Madrigal Pharmaceuticals Inc.(a)(b)	68,981	7,229,899
Magenta Therapeutics Inc.(a)(b)	171,879	2,535,215
MannKind Corp.(a)(b)	1,655,012	1,903,264
Marker Therapeutics Inc.(a)	239,189	1,894,377
Medicines Co. (The)(a)(b)	205,597	7,498,123
MediciNova Inc.(a)(b)	363,348	3,499,041
MEI Pharma Inc.(a)	601,510	1,503,775
MeiraGTx Holdings PLC(a)	137,780	3,703,526
Millendo Therapeutics Inc.(a)	82,891	958,220
Minerva Neurosciences Inc.(a)(b)	236,584	1,331,968
Mirati Therapeutics Inc.(a)(b)	220,525	22,714,075
Molecular Templates Inc.(a)	95,739	799,421
Momenta Pharmaceuticals Inc.(a)	869,674	10,827,441
Mustang Bio Inc.(a)(b)	245,703	904,187
Myriad Genetics Inc.(a)(b)	73,060	2,029,607
Natera Inc.(a)(b)	493,887	13,621,403
NextCure Inc.(a)	24,251	363,280
Novavax Inc.(a)	75,386	441,762
Oncocyte Corp.(a)	189,724	472,413
Oncternal Therapeutics Inc. New(a)	6,020	12,341
Organogenesis Holdings Inc.(a)	92,995	706,762
Palatin Technologies Inc.(a)(b)	1,786,240	2,072,038
Pfenex Inc.(a)(b)	263,302	1,774,655

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
PhaseBio Pharmaceuticals Inc.(a)	121,107	$1,588,924
Pieris Pharmaceuticals Inc.(a)(b)	417,482	1,962,165
Portola Pharmaceuticals Inc.(a)(b)	588,990	15,979,299
Precision BioSciences Inc.(a)	80,883	1,071,700
Principia Biopharma Inc.(a)(b)	110,658	3,672,739
Progenics Pharmaceuticals Inc.(a)(b)	750,665	4,631,603
Protagonist Therapeutics Inc.(a)	83,518	1,011,403
PTC Therapeutics Inc.(a)	505,490	22,747,050
Puma Biotechnology Inc.(a)(b)	271,507	3,450,854
Ra Pharmaceuticals Inc.(a)(b)	276,396	8,311,228
Radius Health Inc.(a)(b)	397,757	9,689,360
Recro Pharma Inc.(a)(b)	169,054	1,719,279
REGENXBIO Inc.(a)(b)	294,640	15,135,657
Repligen Corp.(a)(b)	418,546	35,974,029
Replimune Group Inc.(a)(b)	102,381	1,500,905
Retrophin Inc.(a)(b)	365,484	7,342,574
Rhythm Pharmaceuticals Inc.(a)(b)	202,772	4,460,984
Rigel Pharmaceuticals Inc.(a)(b)	1,342,218	3,503,189
Rocket Pharmaceuticals Inc.(a)(b)	262,466	3,936,990
Rubius Therapeutics Inc.(a)(b)	308,424	4,851,510
Sangamo Therapeutics Inc.(a)(b)	716,838	7,720,345
Savara Inc.(a)(b)	280,375	664,489
Scholar Rock Holding Corp.(a)(b)	136,835	2,170,203
Seres Therapeutics Inc.(a)(b)	197,348	635,461
Solid Biosciences Inc.(a)(b)	21,634	124,395
Sorrento Therapeutics Inc.(a)(b)	1,032,467	2,756,687
Spark Therapeutics Inc.(a)(b)	303,435	31,065,675
Spectrum Pharmaceuticals Inc.(a)(b)	904,373	7,786,652
Spero Therapeutics Inc.(a)(b)	10,723	123,422
Stemline Therapeutics Inc.(a)(b)	353,590	5,416,999
Sutro Biopharma Inc.(a)(b)	18,154	206,593
Syndax Pharmaceuticals Inc.(a)(b)	177,431	1,651,883
Synthorx Inc.(a)(b)	58,032	784,012
Syros Pharmaceuticals Inc.(a)(b)	305,862	2,832,282
TCR2 Therapeutics Inc.(a)	5,841	83,585
TG Therapeutics Inc.(a)(b)	621,091	5,372,437
Tocagen Inc.(a)(b)	187,271	1,250,970
Translate Bio Inc.(a)(b)	259,259	3,274,441
Turning Point Therapeutics Inc.(a)	55,678	2,266,095
Twist Bioscience Corp.(a)(b)	187,671	5,444,336
Tyme Technologies Inc.(a)(b)	520,984	635,600
Ultragenyx Pharmaceutical Inc.(a)(b)	482,339	30,628,526
UNITY Biotechnology Inc.(a)(b)	166,310	1,579,945
UroGen Pharma Ltd.(a)	165,365	5,943,218
Vanda Pharmaceuticals Inc.(a)(b)	459,623	6,476,088
VBI Vaccines Inc.(a)	641,370	750,403
Veracyte Inc.(a)(b)	411,196	11,723,198
Vericel Corp.(a)(b)	388,107	7,331,341
Viking Therapeutics Inc.(a)(b)	56,687	470,502
Voyager Therapeutics Inc.(a)(b)	213,075	5,799,901
X4 Pharmaceuticals Inc.(a)	61,620	924,300
XBiotech Inc.(a)	147,466	1,117,792
Xencor Inc.(a)(b)	417,582	17,091,631
Y-MAbs Therapeutics Inc.(a)(b)	179,602	4,107,498
ZIOPHARM Oncology Inc.(a)(b)	1,416,786	8,259,862

		1,252,536,306

Building Products — 2.1%
AAON Inc.(b)	362,503	18,190,401
Advanced Drainage Systems Inc.	321,298	10,535,361
American Woodmark Corp.(a)	133,900	11,330,618

Security	Shares	Value

Building Products (continued)
Apogee Enterprises Inc.	195,630	$8,498,167
Builders FirstSource Inc.(a)(b)	943,117	15,900,953
Continental Building Products Inc.(a)(b)	146,221	3,885,092
CSW Industrials Inc.	131,229	8,943,256
JELD-WEN Holding Inc.(a)	531,203	11,277,440
Masonite International Corp.(a)(b)	208,964	11,008,224
Patrick Industries Inc.(a)(b)	132,601	6,522,643
PGT Innovations Inc.(a)(b)	244,459	4,087,354
Simpson Manufacturing Co. Inc.	395,440	26,280,942
Trex Co. Inc.(a)(b)	518,764	37,195,379
Universal Forest Products Inc.	466,266	17,746,084

		191,401,914

Capital Markets — 1.5%
Ares Management Corp., Class A	568,364	14,874,086
Artisan Partners Asset Management Inc., Class A	236,771	6,515,938
Blucora Inc.(a)	306,507	9,308,618
Cohen & Steers Inc.	201,063	10,342,681
Cowen Inc., Class A(a)(b)	117,864	2,026,082
Diamond Hill Investment Group Inc.	25,059	3,551,361
Federated Investors Inc., Class B	851,239	27,665,267
Focus Financial Partners Inc., Class A(a)	267,482	7,304,933
GAMCO Investors Inc., Class A	42,132	807,670
Greenhill & Co. Inc.	148,428	2,017,137
Hamilton Lane Inc., Class A	192,368	10,976,518
Houlihan Lokey Inc.	297,148	13,232,000
Ladenburg Thalmann Financial Services Inc.	960,461	3,294,381
Moelis & Co., Class A	341,633	11,940,073
Och-Ziff Capital Management Group Inc., Class A	77,931	1,789,296
PJT Partners Inc., Class A(b)	121,534	4,924,558
Pzena Investment Management Inc., Class A	155,879	1,339,001
Siebert Financial Corp.(a)(b)	69,805	628,245
Silvercrest Asset Management Group Inc., Class A	77,116	1,081,937
Value Line Inc.	11,129	306,159
Virtus Investment Partners Inc.	7,897	848,138
WisdomTree Investments Inc.	443,550	2,736,704

		137,510,783

Chemicals — 2.4%
Advanced Emissions Solutions Inc.	135,079	1,707,399
Amyris Inc.(a)(b)	59,353	211,297
Balchem Corp.	284,246	28,416,073
Chase Corp.	64,602	6,953,759
Ferro Corp.(a)(b)	586,464	9,266,131
GCP Applied Technologies Inc.(a)(b)	477,505	10,810,713
HB Fuller Co.	335,391	15,562,142
Ingevity Corp.(a)	371,171	39,036,054
Innospec Inc.	185,181	16,895,914
Koppers Holdings Inc.(a)	121,036	3,553,617
Kraton Corp.(a)	78,185	2,429,208
LyondellBasell Co.(a)(c)	260,507	112,800
Marrone Bio Innovations Inc.(a)(b)	445,140	667,710
OMNOVA Solutions Inc.(a)(b)	386,736	2,409,365
Orion Engineered Carbons SA	353,908	7,577,170
PolyOne Corp.	648,049	20,342,258
Quaker Chemical Corp.(b)	115,828	23,499,185
Sensient Technologies Corp.	197,474	14,510,390
Stepan Co.	19,689	1,809,616
Tronox Holdings PLC, Class A(a)	390,070	4,985,095
Valhi Inc.	43,960	130,561

		210,886,457

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies — 3.5%
Advanced Disposal Services Inc.(a)(b)	603,628	$19,261,769
Brady Corp., Class A, NVS	345,913	17,060,429
Brink’s Co. (The)	440,679	35,774,321
Casella Waste Systems Inc., Class A(a)(b)	393,414	15,590,997
CECO Environmental Corp.(a)	17,618	168,957
Cimpress NV(a)(b)	193,504	17,587,579
Covanta Holding Corp.	1,041,690	18,656,668
Deluxe Corp.	23,160	941,686
Healthcare Services Group Inc.	656,544	19,906,414
Heritage-Crystal Clean Inc.(a)(b)	94,003	2,473,219
Herman Miller Inc.	520,163	23,251,286
HNI Corp.	300,864	10,644,568
Interface Inc.	471,935	7,234,764
Kimball International Inc., Class B, NVS	271,689	4,735,539
Knoll Inc.	407,706	9,369,084
McGrath RentCorp.	145,540	9,045,311
Mobile Mini Inc.	130,302	3,965,090
MSA Safety Inc.	311,658	32,845,637
NRC Group Holdings Corp.(a)	83,773	931,556
Pitney Bowes Inc.	768,750	3,290,250
Steelcase Inc., Class A	185,763	3,176,547
Tetra Tech Inc.	481,784	37,844,133
U.S. Ecology Inc.	194,730	11,594,224
Viad Corp.	177,122	11,732,561
VSE Corp.	5,886	168,869

		317,251,458

Communications Equipment — 1.0%
Acacia Communications Inc.(a)(b)	330,830	15,601,943
Aerohive Networks Inc.(a)(b)	385,864	1,709,377
Calix Inc.(a)(b)	208,414	1,367,196
Casa Systems Inc.(a)(b)	252,881	1,626,025
Clearfield Inc.(a)(b)	98,855	1,309,829
DASAN Zhone Solutions Inc.(a)	50,536	656,463
Extreme Networks Inc.(a)(b)	1,031,950	6,676,716
InterDigital Inc.	280,639	18,073,152
KVH Industries Inc.(a)	8,388	91,177
Plantronics Inc.	295,086	10,929,985
Viavi Solutions Inc.(a)(b)	2,029,417	26,970,952

		85,012,815

Construction & Engineering — 1.4%
Argan Inc.	110,449	4,479,811
Comfort Systems USA Inc.	321,099	16,372,838
Construction Partners Inc., Class A(a)	40,723	611,659
Dycom Industries Inc.(a)(b)	214,193	12,609,542
EMCOR Group Inc.	369,609	32,562,553
Granite Construction Inc.	61,694	2,972,417
Great Lakes Dredge & Dock Corp.(a)	476,623	5,261,918
IES Holdings Inc.(a)	33,945	639,863
MasTec Inc.(a)(b)	529,858	27,303,583
MYR Group Inc.(a)(b)	142,105	5,307,622
NV5 Global Inc.(a)(b)	89,933	7,320,546
Primoris Services Corp.	265,611	5,559,238
Sterling Construction Co. Inc.(a)(b)	51,800	695,156
Willscot Corp.(a)(b)	307,288	4,621,612

		126,318,358

Construction Materials — 0.1%
Forterra Inc.(a)(b)	175,682	873,139
Summit Materials Inc., Class A(a)(b)	181,783	3,499,323
U.S. Concrete Inc.(a)(b)	141,042	7,008,377

Security	Shares	Value

Construction Materials (continued)
U.S. Lime & Minerals Inc.	1,855	$148,400

		11,529,239

Consumer Finance — 0.8%
Curo Group Holdings Corp.(a)(b)	153,590	1,697,170
Elevate Credit Inc.(a)(b)	135,317	557,506
Enova International Inc.(a)	190,824	4,398,493
FirstCash Inc.	374,015	37,408,980
Green Dot Corp., Class A(a)(b)	363,121	17,756,617
Regional Management Corp.(a)	42,841	1,129,717
World Acceptance Corp.(a)	34,505	5,662,616

		68,611,099

Containers & Packaging — 0.1%
Myers Industries Inc.	313,121	6,033,842
UFP Technologies Inc.(a)	6,133	255,194

		6,289,036

Distributors — 0.2%
Core-Mark Holding Co. Inc.	399,892	15,883,710
Funko Inc., Class A(a)(b)	150,001	3,633,024
Greenlane Holdings Inc., Class A(a)	50,700	486,213

		20,002,947

Diversified Consumer Services — 1.2%
Career Education Corp.(a)(b)	608,625	11,606,479
Chegg Inc.(a)(b)	1,024,253	39,525,923
Collectors Universe Inc.	65,973	1,407,864
K12 Inc.(a)	26,886	817,603
Regis Corp.(a)	16,100	267,260
Select Interior Concepts Inc., Class A(a)	54,771	638,082
Sotheby’s(a)	279,485	16,246,463
Strategic Education Inc.	188,271	33,512,238

		104,021,912

Diversified Financial Services — 0.0%
GWG Holdings Inc.	12,800	91,392
Marlin Business Services Corp.	24,380	607,793

		699,185

Diversified Telecommunication Services — 0.6%
Bandwidth Inc., Class A(a)	118,618	8,898,722
Cogent Communications Holdings Inc.	370,790	22,010,094
IDT Corp., Class B(a)	108,777	1,030,118
Ooma Inc.(a)(b)	171,253	1,794,732
ORBCOMM Inc.(a)(b)	529,368	3,837,918
Pareteum Corp.(a)	432,841	1,129,715
pdvWireless Inc.(a)	81,655	3,837,785
Vonage Holdings Corp.(a)(b)	1,353,266	15,332,504

		57,871,588

Electric Utilities — 0.2%
El Paso Electric Co.	60,558	3,960,493
Genie Energy Ltd., Class B	50,645	539,369
MGE Energy Inc.	111,531	8,150,686
Otter Tail Corp.	153,499	8,106,282
Spark Energy Inc., Class A(b)	102,745	1,149,717

		21,906,547

Electrical Equipment — 1.2%
Allied Motion Technologies Inc.(b)	62,421	2,365,756
American Superconductor Corp.(a)	50,237	466,199
Atkore International Group Inc.(a)	408,252	10,561,479
AZZ Inc.	70,696	3,253,430
Energous Corp.(a)(b)	245,512	1,072,888
EnerSys	249,301	17,077,119

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Generac Holdings Inc.(a)(b)	540,035	$37,483,829
Plug Power Inc.(a)(b)	2,026,201	4,558,952
Sunrun Inc.(a)	976,470	18,318,577
Thermon Group Holdings Inc.(a)	79,765	2,045,972
TPI Composites Inc.(a)(b)	254,935	6,301,993
Vicor Corp.(a)(b)	157,142	4,879,259
Vivint Solar Inc.(a)(b)	384,909	2,809,836

		111,195,289

Electronic Equipment, Instruments & Components — 2.2%
Airgain Inc.(a)	81,683	1,155,815
Akoustis Technologies Inc.(a)	221,661	1,418,630
Badger Meter Inc.	252,482	15,070,651
Coda Octopus Group Inc.(a)	40,878	533,458
Control4 Corp.(a)(b)	234,200	5,562,250
ePlus Inc.(a)	103,816	7,157,075
Fabrinet(a)	295,776	14,691,194
FARO Technologies Inc.(a)(b)	143,731	7,557,376
Fitbit Inc., Class A(a)(b)	415,866	1,829,810
II-VI Inc.(a)	507,089	18,539,174
Insight Enterprises Inc.(a)(b)	115,129	6,700,508
Iteris Inc.(a)(b)	249,110	1,287,899
Itron Inc.(a)(b)	302,736	18,942,192
Kimball Electronics Inc.(a)	13,647	221,627
MTS Systems Corp.	53,098	3,107,826
Napco Security Technologies Inc.(a)(b)	102,099	3,030,298
nLight Inc.(a)(b)	286,418	5,499,226
Novanta Inc.(a)(b)	297,266	28,032,184
OSI Systems Inc.(a)(b)	133,405	15,025,405
PAR Technology Corp.(a)(b)	102,072	2,878,430
PCM Inc.(a)	56,724	1,987,609
Plexus Corp.(a)	35,163	2,052,464
Rogers Corp.(a)	163,357	28,192,151
Sanmina Corp.(a)	136,235	4,125,196
Vishay Precision Group Inc.(a)(b)	68,772	2,794,206
Wrap Technologies Inc.(a)	67,155	417,704

		197,810,358

Energy Equipment & Services — 0.4%
Cactus Inc., Class A(a)	415,639	13,765,964
DMC Global Inc.	127,513	8,077,949
FTS International Inc.(a)	138,398	772,261
Liberty Oilfield Services Inc., Class A(b)	116,464	1,884,387
ProPetro Holding Corp.(a)(b)	400,710	8,294,697
RigNet Inc.(a)(b)	112,512	1,134,121
Solaris Oilfield Infrastructure Inc., Class A	271,181	4,062,291
U.S. Well Services Inc.(a)	139,951	674,564

		38,666,234

Entertainment — 0.3%
Eros International PLC(a)(b)	25,868	34,922
Glu Mobile Inc.(a)(b)	1,022,355	7,340,509
IMAX Corp.(a)(b)	461,768	9,327,713
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	87,788	2,440,506
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	318,100	8,897,257
LiveXLive Media Inc.(a)(b)	260,704	1,081,922
Rosetta Stone Inc.(a)(b)	28,928	661,873

		29,784,702

Equity Real Estate Investment Trusts (REITs) — 3.8%
Alexander’s Inc.	18,898	6,997,929
American Assets Trust Inc.	410,886	19,360,948

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
American Finance Trust Inc.	61,339	$668,595
Armada Hoffler Properties Inc.	144,340	2,388,827
Bluerock Residential Growth REIT Inc.	187,435	2,202,361
CareTrust REIT Inc.	642,245	15,272,586
Clipper Realty Inc.	128,640	1,438,195
Community Healthcare Trust Inc.	94,849	3,737,999
Easterly Government Properties Inc.	136,772	2,476,941
EastGroup Properties Inc.	320,553	37,177,737
Essential Properties Realty Trust Inc.	48,110	964,124
First Industrial Realty Trust Inc.	228,240	8,385,538
Four Corners Property Trust Inc.	604,726	16,527,162
GEO Group Inc. (The)	1,050,758	22,076,426
Gladstone Commercial Corp.	77,703	1,648,858
Hannon Armstrong Sustainable Infrastructure Capital Inc.	38,588	1,087,410
Innovative Industrial Properties Inc.	82,755	10,225,208
iStar Inc.	387,009	4,806,652
LTC Properties Inc.	170,989	7,807,358
Monmouth Real Estate Investment Corp.	127,919	1,733,302
National Health Investors Inc.	160,386	12,514,920
National Storage Affiliates Trust	502,546	14,543,681
New Senior Investment Group Inc.	322,325	2,166,024
NexPoint Residential Trust Inc.	165,274	6,842,344
Pennsylvania REIT	303,866	1,975,129
PS Business Parks Inc.	176,859	29,806,047
QTS Realty Trust Inc., Class A	483,175	22,313,021
Ryman Hospitality Properties Inc.	405,153	32,853,857
Safehold Inc.	3,880	117,176
Saul Centers Inc.	94,930	5,328,421
Seritage Growth Properties, Class A	27,122	1,165,161
Tanger Factory Outlet Centers Inc.	806,699	13,076,591
Terreno Realty Corp.	54,861	2,690,383
UMH Properties Inc.	259,722	3,223,150
Uniti Group Inc.	1,633,705	15,520,197
Universal Health Realty Income Trust	102,563	8,710,676

		339,830,934

Food & Staples Retailing — 0.6%
BJ’s Wholesale Club Holdings Inc.(a)(b)	344,277	9,088,913
Chefs’ Warehouse Inc. (The)(a)(b)	213,121	7,474,154
HF Foods Group Inc.(a)	66,382	2,310,757
Performance Food Group Co.(a)(b)	908,680	36,374,460
PriceSmart Inc.	16,654	851,353

		56,099,637

Food Products — 1.1%
B&G Foods Inc.(b)	56,641	1,178,133
Bridgford Foods Corp.(a)	15,283	454,822
Calavo Growers Inc.	143,058	13,839,431
Freshpet Inc.(a)(b)	274,042	12,471,652
J&J Snack Foods Corp.	133,473	21,482,479
John B Sanfilippo & Son Inc.	76,159	6,069,111
Lancaster Colony Corp.	120,989	17,978,965
Limoneira Co.	41,786	833,213
Sanderson Farms Inc.	147,520	20,145,331
Tootsie Roll Industries Inc.(b)	128,267	4,736,900

		99,190,037

Gas Utilities — 0.3%
Chesapeake Utilities Corp.	141,051	13,402,666
New Jersey Resources Corp.	52,517	2,613,771
Northwest Natural Holding Co.	37,352	2,595,964

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
South Jersey Industries Inc.	115,708	$3,902,831
Southwest Gas Holdings Inc.	52,781	4,730,233

		27,245,465

Health Care Equipment & Supplies — 7.0%
Accuray Inc.(a)(b)	766,793	2,967,489
Alphatec Holdings Inc.(a)	238,171	1,081,296
Antares Pharma Inc.(a)(b)	1,427,544	4,696,620
Apyx Medical Corp.(a)	37,906	254,728
AtriCure Inc.(a)(b)	327,522	9,773,256
Atrion Corp.	12,639	10,777,781
Avedro Inc.(a)	44,521	874,392
Axogen Inc.(a)(b)	299,383	5,927,783
Axonics Modulation Technologies Inc.(a)(b)	136,344	5,586,014
BioLife Solutions Inc.(a)	58,905	998,440
BioSig Technologies Inc.(a)	138,289	1,298,534
Cardiovascular Systems Inc.(a)(b)	301,455	12,941,463
Cerus Corp.(a)	1,062,824	5,973,071
Conformis Inc.(a)	563,794	2,458,142
CONMED Corp.	240,479	20,577,788
Corindus Vascular Robotics Inc.(a)	810,487	2,415,251
CryoLife Inc.(a)	321,807	9,631,683
CryoPort Inc.(a)(b)	243,981	4,469,732
Cutera Inc.(a)(b)	122,052	2,536,241
CytoSorbents Corp.(a)(b)	270,245	1,786,319
GenMark Diagnostics Inc.(a)(b)	480,594	3,119,055
Glaukos Corp.(a)(b)	314,602	23,720,991
Globus Medical Inc., Class A(a)(b)	671,173	28,390,618
Haemonetics Corp.(a)	452,128	54,409,084
Heska Corp.(a)(b)	61,230	5,214,959
Inogen Inc.(a)(b)	161,267	10,766,185
Integer Holdings Corp.(a)	210,004	17,623,536
IntriCon Corp.(a)(b)	72,434	1,692,058
iRadimed Corp.(a)(b)	38,915	795,812
iRhythm Technologies Inc.(a)(b)	218,436	17,273,919
Lantheus Holdings Inc.(a)(b)	336,790	9,531,157
LeMaitre Vascular Inc.	122,270	3,421,115
LivaNova PLC(a)	338,180	24,335,433
Meridian Bioscience Inc.	31,219	370,882
Merit Medical Systems Inc.(a)(b)	472,943	28,168,485
Mesa Laboratories Inc.(b)	30,111	7,357,322
Misonix Inc.(a)	64,919	1,650,241
Natus Medical Inc.(a)(b)	297,793	7,650,302
Neogen Corp.(a)(b)	452,555	28,108,191
Neuronetics Inc.(a)(b)	115,701	1,447,419
Nevro Corp.(a)(b)	260,913	16,914,990
Novocure Ltd.(a)(b)	747,986	47,295,155
NuVasive Inc.(a)(b)	458,406	26,835,087
Orthofix Medical Inc.(a)	120,743	6,384,890
OrthoPediatrics Corp.(a)(b)	77,440	3,020,160
Oxford Immunotec Global PLC(a)(b)	10,898	149,956
Pulse Biosciences Inc.(a)(b)	99,265	1,310,298
Quidel Corp.(a)(b)	312,512	18,538,212
Rockwell Medical Inc.(a)(b)	453,963	1,366,429
Senseonics Holdings Inc.(a)(b)	941,698	1,921,064
Shockwave Medical Inc.(a)	58,359	3,331,715
SI-BONE Inc.(a)(b)	141,932	2,886,897
Sientra Inc.(a)	172,624	1,063,364
Silk Road Medical Inc.(a)	61,439	2,977,334
Soliton Inc.	19,335	284,224
STAAR Surgical Co.(a)(b)	392,269	11,524,863

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Surmodics Inc.(a)(b)	115,683	$4,994,035
Tactile Systems Technology Inc.(a)(b)	160,286	9,123,479
Tandem Diabetes Care Inc.(a)(b)	489,898	31,608,219
TransEnterix Inc.(a)(b)	1,127,407	1,533,274
TransMedics Group Inc.(a)	49,937	1,447,674
Utah Medical Products Inc.	26,004	2,488,583
Vapotherm Inc.(a)(b)	41,087	945,001
Varex Imaging Corp.(a)(b)	142,914	4,380,314
ViewRay Inc.(a)(b)	612,822	5,398,962
Wright Medical Group NV(a)(b)	1,113,842	33,214,768
Zynex Inc.	137,453	1,235,702

		624,247,436

Health Care Providers & Services — 3.0%
Addus HomeCare Corp.(a)	93,122	6,979,494
Amedisys Inc.(a)(b)	276,895	33,617,822
American Renal Associates Holdings Inc.(a)	68,000	505,920
AMN Healthcare Services Inc.(a)(b)	406,462	22,050,563
Apollo Medical Holdings Inc.(a)(b)	55,688	930,546
Avalon GloboCare Corp.(a)	167,391	435,217
BioScrip Inc.(a)(b)	132,581	344,711
BioTelemetry Inc.(a)(b)	292,914	14,103,809
Catasys Inc.(a)	62,330	1,197,983
CorVel Corp.(a)(b)	79,593	6,925,387
Cross Country Healthcare Inc.(a)	46,366	434,913
Ensign Group Inc. (The)	446,613	25,421,212
Genesis Healthcare Inc.(a)(b)	719,347	891,990
Hanger Inc.(a)	51,164	979,791
HealthEquity Inc.(a)(b)	541,870	35,438,298
Joint Corp. (The)(a)	115,265	2,097,823
LHC Group Inc.(a)(b)	265,729	31,775,874
Magellan Health Inc.(a)	108,398	8,046,383
National Research Corp.	106,179	6,114,849
PetIQ Inc.(a)(b)	166,664	5,493,245
Providence Service Corp. (The)(a)	102,926	5,901,777
R1 RCM Inc.(a)(b)	903,510	11,366,156
RadNet Inc.(a)(b)	370,908	5,114,821
Select Medical Holdings Corp.(a)	971,110	15,411,516
Surgery Partners Inc.(a)	28,186	229,434
Tenet Healthcare Corp.(a)	848,994	17,540,216
U.S. Physical Therapy Inc.(b)	110,921	13,595,587

		272,945,337

Health Care Technology — 1.7%
Castlight Health Inc., Class B(a)(b)	888,564	2,870,062
Evolent Health Inc., Class A(a)(b)	145,618	1,157,663
HealthStream Inc.(a)	86,453	2,235,675
HMS Holdings Corp.(a)(b)	766,203	24,817,315
Inovalon Holdings Inc., Class A(a)(b)	621,181	9,013,336
Inspire Medical Systems Inc.(a)(b)	117,582	7,131,348
NextGen Healthcare Inc.(a)(b)	477,632	9,504,877
Omnicell Inc.(a)(b)	361,904	31,134,601
OptimizeRx Corp.(a)	105,770	1,713,474
Simulations Plus Inc.	105,452	3,011,709
Tabula Rasa HealthCare Inc.(a)(b)	172,180	8,596,948
Teladoc Health Inc.(a)(b)	630,503	41,871,704
Vocera Communications Inc.(a)(b)	272,025	8,683,038

		151,741,750

Hotels, Restaurants & Leisure — 4.0%
Biglari Holdings Inc., Class B, NVS(a)	7,103	737,718
BJ’s Restaurants Inc.	182,674	8,026,696

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Bloomin’ Brands Inc.	811,342	$15,342,477
Boyd Gaming Corp.	646,676	17,421,451
Brinker International Inc.	249,738	9,827,190
Carrols Restaurant Group Inc.(a)(b)	17,264	155,894
Cheesecake Factory Inc. (The)	371,944	16,261,392
Churchill Downs Inc.	310,268	35,702,539
Chuy’s Holdings Inc.(a)(b)	36,507	836,740
Cracker Barrel Old Country Store Inc.	170,154	29,050,392
Dave & Buster’s Entertainment Inc.	323,620	13,096,901
Denny’s Corp.(a)(b)	388,071	7,967,098
Dine Brands Global Inc.	87,325	8,336,918
Drive Shack Inc.(a)(b)	486,509	2,281,727
Eldorado Resorts Inc.(a)(b)	581,548	26,791,916
Empire Resorts Inc.(a)(b)	24,862	238,675
Everi Holdings Inc.(a)(b)	596,976	7,121,924
Golden Entertainment Inc.(a)	73,969	1,035,566
Habit Restaurants Inc. (The), Class A(a)	59,050	619,435
Inspired Entertainment Inc.(a)	70,280	593,163
Jack in the Box Inc.	35,998	2,929,877
Lindblad Expeditions Holdings Inc.(a)(b)	202,627	3,637,155
Marriott Vacations Worldwide Corp.	70,162	6,763,617
Monarch Casino & Resort Inc.(a)(b)	79,575	3,401,036
Nathan’s Famous Inc.	10,177	795,027
Noodles & Co.(a)(b)	252,018	1,985,902
Papa John’s International Inc.	174,142	7,787,630
Penn National Gaming Inc.(a)(b)	109,804	2,114,825
PlayAGS Inc.(a)(b)	234,836	4,567,560
Red Rock Resorts Inc., Class A	616,293	13,237,974
Ruth’s Hospitality Group Inc.	251,863	5,719,809
Scientific Games Corp./DE, Class A(a)	492,387	9,759,110
SeaWorld Entertainment Inc.(a)	445,513	13,810,903
Shake Shack Inc., Class A(a)(b)	248,902	17,970,724
Target Hospitality Corp.(a)	291,488	2,652,541
Texas Roadhouse Inc.	601,928	32,305,476
Twin River Worldwide Holdings Inc.(a)	184,827	5,498,603
Wingstop Inc.(b)	239,361	22,679,455

		359,063,036

Household Durables — 1.8%
Cavco Industries Inc.(a)(b)	76,041	11,979,499
Century Communities Inc.(a)(b)	98,356	2,614,302
GoPro Inc., Class A(a)(b)	993,916	5,426,781
Green Brick Partners Inc.(a)(b)	15,136	125,780
Hamilton Beach Brands Holding Co., Class A	62,965	1,199,483
Helen of Troy Ltd.(a)	221,689	28,950,366
Hooker Furniture Corp.	7,577	156,238
Installed Building Products Inc.(a)(b)	199,946	11,840,802
iRobot Corp.(a)(b)	242,259	22,200,615
KB Home	151,246	3,891,560
La-Z-Boy Inc.	168,545	5,167,590
Legacy Housing Corp.(a)(b)	14,049	174,910
LGI Homes Inc.(a)(b)	176,841	12,631,753
Lovesac Co. (The)(a)(b)	51,454	1,598,676
Purple Innovation Inc.(a)(b)	7,433	50,173
Skyline Champion Corp.(a)	444,359	12,166,549
Sonos Inc.(a)(b)	615,666	6,981,652
Taylor Morrison Home Corp.(a)(b)	130,711	2,739,703
TopBuild Corp.(a)(b)	299,574	24,792,744
Universal Electronics Inc.(a)	107,478	4,408,748

Security	Shares	Value

Household Durables (continued)
ZAGG Inc.(a)(b)	14,611	$101,693

		159,199,617

Household Products — 0.2%
WD-40 Co.	121,307	19,292,665

Independent Power and Renewable Electricity Producers — 0.2%
Atlantic Power Corp.(a)	591,588	1,431,643
Ormat Technologies Inc.	124,714	7,905,621
TerraForm Power Inc., Class A	458,724	6,559,753

		15,897,017

Industrial Conglomerates — 0.1%
Raven Industries Inc.	316,656	11,361,617

Insurance — 1.4%
Crawford & Co., Class A, NVS	125,868	1,325,390
eHealth Inc.(a)	197,266	16,984,603
Enstar Group Ltd.(a)	17,445	3,040,315
FedNat Holding Co.	58,400	833,368
Global Indemnity Ltd.	13,762	426,071
Goosehead Insurance Inc., Class A	98,710	4,718,338
Health Insurance Innovations Inc., Class A(a)(b)	86,108	2,231,919
Heritage Insurance Holdings Inc.	25,386	391,198
Investors Title Co.	2,218	370,406
James River Group Holdings Ltd.	114,957	5,391,483
Kinsale Capital Group Inc.(b)	173,615	15,882,300
MBIA Inc.(a)(b)	76,561	712,783
National General Holdings Corp.	358,388	8,221,421
Palomar Holdings Inc.(a)	50,091	1,204,188
RLI Corp.	352,627	30,223,660
Selective Insurance Group Inc.	231,472	17,334,938
State Auto Financial Corp.	9,404	329,140
Trupanion Inc.(a)(b)	250,955	9,067,004
United Fire Group Inc.	18,015	873,007
Universal Insurance Holdings Inc.	92,513	2,581,113

		122,142,645

Interactive Media & Services — 0.9%
Care.com Inc.(a)(b)	173,506	1,905,096
Cargurus Inc.(a)(b)	655,236	23,660,572
Cars.com Inc.(a)	79,929	1,576,200
Eventbrite Inc., Class A(a)	322,507	5,224,613
EverQuote Inc., Class A(a)	74,869	973,297
Liberty TripAdvisor Holdings Inc., Class A(a)	640,980	7,948,152
Meet Group Inc. (The)(a)	410,304	1,427,858
QuinStreet Inc.(a)(b)	399,847	6,337,575
Travelzoo(a)	46,920	724,445
TrueCar Inc.(a)(b)	798,243	4,358,407
Yelp Inc.(a)(b)	666,084	22,766,751

		76,902,966

Internet & Direct Marketing Retail — 0.7%
1-800-Flowers.com Inc., Class A(a)(b)	218,954	4,133,852
Duluth Holdings Inc., Class B(a)(b)	94,785	1,288,128
Groupon Inc.(a)(b)	3,987,828	14,276,424
Leaf Group Ltd.(a)(b)	112,055	830,328
Liberty Expedia Holdings Inc., Class A(a)	28,866	1,379,506
Overstock.com Inc.(a)(b)	37,252	506,627
PetMed Express Inc.(b)	51,754	810,985
Quotient Technology Inc.(a)(b)	69,226	743,487
Rubicon Project Inc. (The)(a)	284,691	1,810,635
Shutterfly Inc.(a)	302,554	15,294,105
Shutterstock Inc.	168,518	6,604,220

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Stitch Fix Inc., Class A(a)	328,713	$10,515,529
Waitr Holdings Inc.(a)	90,288	567,912

		58,761,738

IT Services — 2.8%
Brightcove Inc.(a)	334,591	3,456,325
Carbonite Inc.(a)(b)	292,278	7,610,919
Cardtronics PLC, Class A(a)(b)	271,334	7,412,845
Cass Information Systems Inc.	124,296	6,025,870
CSG Systems International Inc.	278,537	13,600,962
Endurance International Group Holdings Inc.(a)(b)	631,903	3,033,134
EVERTEC Inc.	535,373	17,506,697
Evo Payments Inc., Class A(a)(b)	276,005	8,702,438
Exela Technologies Inc.(a)(b)	317,555	695,445
ExlService Holdings Inc.(a)	295,940	19,570,512
GTT Communications Inc.(a)(b)	293,650	5,168,240
Hackett Group Inc. (The)	195,739	3,286,458
I3 Verticals Inc., Class A(a)(b)	81,493	2,399,969
International Money Express Inc.(a)	114,320	1,611,912
Limelight Networks Inc.(a)(b)	396,339	1,070,115
MAXIMUS Inc.	561,550	40,734,837
NIC Inc.	580,440	9,310,258
Paysign Inc.(a)	262,830	3,514,037
Perficient Inc.(a)(b)	284,882	9,777,150
Perspecta Inc.	88,643	2,075,133
Presidio Inc.	70,425	962,710
PRGX Global Inc.(a)(b)	185,789	1,248,502
Priority Technology Holdings Inc.(a)	57,850	454,123
Science Applications International Corp.	524,052	45,361,941
TTEC Holdings Inc.	126,413	5,889,582
Tucows Inc., Class A(a)(b)	83,309	5,083,515
Unisys Corp.(a)(b)	309,804	3,011,295
USA Technologies Inc.(a)(b)	519,746	3,861,713
Verra Mobility Corp.(a)	869,392	11,380,341
Virtusa Corp.(a)	253,917	11,281,532

		255,098,510

Leisure Products — 0.3%
Clarus Corp.	73,022	1,054,438
Johnson Outdoors Inc., Class A	27,049	2,017,044
Malibu Boats Inc., Class A(a)	183,100	7,113,435
Marine Products Corp.	67,596	1,043,682
MasterCraft Boat Holdings Inc.(a)(b)	162,503	3,183,434
Sturm Ruger & Co. Inc.	134,773	7,342,433
YETI Holdings Inc.(a)(b)	272,870	7,899,586

		29,654,052

Life Sciences Tools & Services — 0.9%
Accelerate Diagnostics Inc.(a)(b)	240,751	5,508,383
Cambrex Corp.(a)(b)	127,903	5,987,139
ChromaDex Corp.(a)(b)	348,119	1,618,753
Codexis Inc.(a)(b)	466,629	8,599,973
Fluidigm Corp.(a)	610,251	7,518,292
Harvard Bioscience Inc.(a)(b)	1,598	3,196
Medpace Holdings Inc.(a)(b)	243,668	15,940,761
NanoString Technologies Inc.(a)(b)	263,757	8,005,025
NeoGenomics Inc.(a)(b)	772,517	16,949,023
Pacific Biosciences of California Inc.(a)	1,147,955	6,945,128
Quanterix Corp.(a)(b)	84,046	2,839,914
Syneos Health Inc.(a)(b)	40,124	2,049,935

		81,965,522

Security	Shares	Value

Machinery — 4.5%
Actuant Corp., Class A(b)	240,806	$5,974,397
Alamo Group Inc.	74,423	7,437,090
Albany International Corp., Class A	255,398	21,175,048
Barnes Group Inc.	51,222	2,885,848
Blue Bird Corp.(a)(b)	67,351	1,326,141
Chart Industries Inc.(a)(b)	313,021	24,065,055
Columbus McKinnon Corp./NY	123,088	5,166,003
Douglas Dynamics Inc.	197,765	7,869,069
Energy Recovery Inc.(a)(b)	327,868	3,416,385
EnPro Industries Inc.	16,353	1,043,976
ESCO Technologies Inc.	212,221	17,533,699
Evoqua Water Technologies Corp.(a)	660,860	9,410,646
Federal Signal Corp.	496,867	13,291,192
Franklin Electric Co. Inc.	386,399	18,353,953
Gencor Industries Inc.(a)(b)	13,685	177,905
Gorman-Rupp Co. (The)	32,123	1,054,598
Graham Corp.	5,902	119,279
Harsco Corp.(a)	702,319	19,271,633
Helios Technologies Inc.	258,587	12,001,023
Hillenbrand Inc.	363,194	14,371,587
John Bean Technologies Corp.(b)	275,360	33,354,357
Kadant Inc.	96,993	8,807,934
LB Foster Co., Class A(a)	5,101	139,461
Lindsay Corp.	33,173	2,727,152
Luxfer Holdings PLC	221,417	5,429,145
Meritor Inc.(a)(b)	589,962	14,306,579
Miller Industries Inc./TN	6,084	187,083
Mueller Industries Inc.	268,809	7,868,039
Mueller Water Products Inc., Class A	825,788	8,109,238
Omega Flex Inc.	25,645	1,969,792
Proto Labs Inc.(a)(b)	238,089	27,623,086
RBC Bearings Inc.(a)(b)	214,276	35,743,380
REV Group Inc.	41,934	604,269
Rexnord Corp.(a)(b)	100,107	3,025,234
Spartan Motors Inc.	222,016	2,433,295
SPX Corp.(a)	314,302	10,378,252
Tennant Co.	158,823	9,719,968
Terex Corp.	422,371	13,262,449
Watts Water Technologies Inc., Class A	137,916	12,851,013
Welbilt Inc.(a)	1,146,369	19,144,362

		403,628,615

Marine — 0.0%
Scorpio Bulkers Inc.	87,961	404,621

Media — 0.5%
Boston Omaha Corp., Class A(a)	63,320	1,465,858
Cardlytics Inc.(a)(b)	120,007	3,117,782
Central European Media Enterprises Ltd., Class A(a)	782,739	3,412,742
Clear Channel Outdoor Holdings Inc.(a)	83,927	396,135
Entravision Communications Corp., Class A	104,984	327,550
Fluent Inc.(a)	347,794	1,871,132
Gray Television Inc.(a)	326,351	5,348,893
Hemisphere Media Group Inc.(a)	135,754	1,753,942
Loral Space & Communications Inc.(a)(b)	113,302	3,910,052
MDC Partners Inc., Class A(a)	499,339	1,258,334
Meredith Corp.	351,410	19,348,634
National CineMedia Inc.	61,594	404,057
TechTarget Inc.(a)(b)	200,355	4,257,544

		46,872,655

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.6%
AK Steel Holding Corp.(a)	1,212,206	$2,872,928
Cleveland-Cliffs Inc.(b)	370,290	3,950,994
Compass Minerals International Inc.	301,191	16,550,446
Global Brass & Copper Holdings Inc.	174,951	7,650,607
Kaiser Aluminum Corp.	72,997	7,125,237
Materion Corp.	73,106	4,957,318
Mayville Engineering Co. Inc.(a)	55,661	768,122
NovaGold Resources Inc.(a)	1,430,161	8,452,252
Ryerson Holding Corp.(a)(b)	134,221	1,118,061
Worthington Industries Inc.	77,694	3,127,960

		56,573,925

Oil, Gas & Consumable Fuels — 0.4%
Altus Midstream Co., Class A(a)	444,659	1,654,131
Ardmore Shipping Corp.(a)	55,688	453,857
Brigham Minerals Inc., Class A(a)	100,836	2,163,941
CVR Energy Inc.	108,133	5,405,569
Dorian LPG Ltd.(a)	49,555	446,986
Evolution Petroleum Corp.	210,885	1,507,828
Falcon Minerals Corp.(a)	55,842	469,073
GasLog Ltd.	236,436	3,404,678
Golar LNG Ltd.	66,909	1,236,478
Goodrich Petroleum Corp.(a)(b)	53,402	693,692
Isramco Inc.(a)	6,329	749,986
Jagged Peak Energy Inc.(a)(b)	364,812	3,016,995
Matador Resources Co.(a)(b)	98,020	1,948,638
NextDecade Corp.(a)(b)	100,891	637,631
PrimeEnergy Resources Corp.(a)	3,180	423,353
Ring Energy Inc.(a)(b)	224,842	730,737
Rosehill Resources Inc.(a)	92,105	340,789
SilverBow Resources Inc.(a)	6,376	88,308
Tellurian Inc.(a)(b)	833,503	6,542,999
Uranium Energy Corp.(a)(b)	1,573,274	2,155,385

		34,071,054

Paper & Forest Products — 0.2%
Boise Cascade Co.	80,901	2,274,127
Louisiana-Pacific Corp.	152,372	3,995,194
Neenah Inc.	122,352	8,264,877
Verso Corp., Class A(a)(b)	24,017	457,524

		14,991,722

Personal Products — 0.4%
elf Beauty Inc.(a)(b)	35,190	496,179
Inter Parfums Inc.	155,389	10,331,814
Lifevantage Corp.(a)	123,352	1,601,109
Medifast Inc.	100,210	12,856,943
Revlon Inc., Class A(a)(b)	52,399	1,012,873
USANA Health Sciences Inc.(a)(b)	119,353	9,480,209
Youngevity International Inc.(a)	72,851	415,251

		36,194,378

Pharmaceuticals — 2.5%
AcelRx Pharmaceuticals Inc.(a)	228,921	579,170
Acer Therapeutics Inc.(a)	44,294	172,747
Aerie Pharmaceuticals Inc.(a)(b)	372,589	11,010,005
Akorn Inc.(a)(b)	102,393	527,324
Amneal Pharmaceuticals Inc.(a)(b)	826,997	5,929,569
Amphastar Pharmaceuticals Inc.(a)(b)	316,710	6,685,748
ANI Pharmaceuticals Inc.(a)(b)	80,665	6,630,663
Aratana Therapeutics Inc.(a)	400,928	2,068,789
Arvinas Holding Co. LLC(a)(b)	155,298	3,415,003
Axsome Therapeutics Inc.(a)	214,938	5,534,654

Security	Shares	Value

Pharmaceuticals (continued)
BioDelivery Sciences International Inc.(a)	719,828	$3,347,200
Cerecor Inc.(a)	179,691	977,519
Chiasma Inc.(a)	229,866	1,717,099
Collegium Pharmaceutical Inc.(a)(b)	283,683	3,730,431
Corcept Therapeutics Inc.(a)(b)	853,737	9,519,168
CorMedix Inc.(a)	154,911	1,389,552
Cymabay Therapeutics Inc.(a)(b)	607,998	4,353,266
Dermira Inc.(a)(b)	411,568	3,934,590
Dova Pharmaceuticals Inc.(a)(b)	72,061	1,016,060
Eloxx Pharmaceuticals Inc.(a)(b)	183,091	1,825,417
Endo International PLC(a)	119,120	490,774
Evofem Biosciences Inc.(a)	118,645	787,803
Evolus Inc.(a)(b)	97,847	1,430,523
EyePoint Pharmaceuticals Inc.(a)	357,343	586,043
Innoviva Inc.(a)	563,830	8,209,365
Intersect ENT Inc.(a)(b)	271,099	6,170,213
Intra-Cellular Therapies Inc.(a)(b)	194,558	2,525,363
Kala Pharmaceuticals Inc.(a)(b)	98,311	627,224
Kaleido Biosciences Inc.(a)	44,521	516,444
Liquidia Technologies Inc.(a)(b)	118,472	947,776
Marinus Pharmaceuticals Inc.(a)(b)	442,905	1,838,056
MyoKardia Inc.(a)(b)	392,160	19,662,902
NGM Biopharmaceuticals Inc.(a)	56,397	825,652
Ocular Therapeutix Inc.(a)(b)	332,147	1,461,447
Odonate Therapeutics Inc.(a)	68,463	2,511,907
Omeros Corp.(a)(b)	410,859	6,446,378
Optinose Inc.(a)(b)	219,972	1,557,402
Pacira BioSciences Inc.(a)(b)	357,960	15,567,680
Paratek Pharmaceuticals Inc.(a)(b)	295,164	1,177,704
Phibro Animal Health Corp., Class A	170,117	5,404,617
Reata Pharmaceuticals Inc., Class A(a)(b)	74,869	7,063,890
resTORbio Inc.(a)(b)	13,564	138,353
Revance Therapeutics Inc.(a)(b)	329,992	4,279,996
SIGA Technologies Inc.(a)(b)	486,227	2,761,769
Supernus Pharmaceuticals Inc.(a)(b)	435,245	14,402,257
TherapeuticsMD Inc.(a)(b)	1,579,302	4,106,185
Theravance Biopharma Inc.(a)(b)	390,307	6,373,713
Tricida Inc.(a)(b)	192,696	7,603,784
Verrica Pharmaceuticals Inc.(a)(b)	47,220	548,696
WaVe Life Sciences Ltd.(a)(b)	156,824	4,091,538
Xeris Pharmaceuticals Inc.(a)(b)	222,879	2,549,736
Zogenix Inc.(a)(b)	376,486	17,988,501
Zynerba Pharmaceuticals Inc.(a)	183,510	2,486,561

		227,504,226

Professional Services — 2.3%
ASGN Inc.(a)(b)	395,176	23,947,666
Barrett Business Services Inc.	63,293	5,228,002
BG Staffing Inc.	37,589	709,680
CRA International Inc.	20,878	800,254
Exponent Inc.	456,752	26,738,262
Forrester Research Inc.	93,968	4,419,315
Franklin Covey Co.(a)(b)	85,980	2,923,320
FTI Consulting Inc.(a)	30,284	2,539,010
Heidrick & Struggles International Inc.	17,772	532,627
Huron Consulting Group Inc.(a)	24,351	1,226,803
ICF International Inc.	99,646	7,254,229
Insperity Inc.	342,133	41,788,125
Kforce Inc.	199,555	7,002,385
Korn Ferry	498,057	19,957,144
Mistras Group Inc.(a)(b)	22,561	324,201

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Resources Connection Inc.	85,730	$1,372,537
TriNet Group Inc.(a)(b)	394,495	26,746,761
Upwork Inc.(a)(b)	484,746	7,794,716
WageWorks Inc.(a)(b)	353,154	17,936,692
Willdan Group Inc.(a)(b)	87,753	3,268,799

		202,510,528

Real Estate Management & Development — 0.9%
Altisource Portfolio Solutions SA(a)(b)	4,570	89,846
Cushman & Wakefield PLC(a)	851,193	15,219,331
eXp World Holdings Inc.(a)	140,769	1,566,759
Griffin Industrial Realty Inc.	2,218	78,406
HFF Inc., Class A	337,708	15,358,960
Kennedy-Wilson Holdings Inc.	551,355	11,341,372
Marcus & Millichap Inc.(a)(b)	177,577	5,478,251
Maui Land & Pineapple Co. Inc.(a)(b)	34,154	351,445
Newmark Group Inc., Class A	1,133,249	10,176,576
Redfin Corp.(a)(b)	779,286	14,011,562
RMR Group Inc. (The), Class A	63,084	2,963,686

		76,636,194

Road & Rail — 0.3%
Avis Budget Group Inc.(a)(b)	522,199	18,360,517
Heartland Express Inc.(b)	20,262	366,134
PAM Transportation Services Inc.(a)(b)	12,183	755,346
Saia Inc.(a)(b)	136,907	8,853,776
Universal Logistics Holdings Inc.	74,369	1,671,071

		30,006,844

Semiconductors & Semiconductor Equipment — 2.8%
Adesto Technologies Corp.(a)	212,486	1,731,761
Advanced Energy Industries Inc.(a)(b)	336,045	18,909,252
Ambarella Inc.(a)(b)	112,339	4,957,520
Aquantia Corp.(a)	248,274	3,235,010
Brooks Automation Inc.	542,588	21,025,285
Cabot Microelectronics Corp.	256,016	28,182,241
CEVA Inc.(a)	175,978	4,285,064
Diodes Inc.(a)(b)	86,980	3,163,463
DSP Group Inc.(a)	69,027	991,228
Enphase Energy Inc.(a)	810,688	14,778,842
FormFactor Inc.(a)(b)	48,330	757,331
Ichor Holdings Ltd.(a)(b)	43,303	1,023,683
Impinj Inc.(a)(b)	133,253	3,813,701
Inphi Corp.(a)(b)	396,849	19,882,135
Lattice Semiconductor Corp.(a)(b)	1,100,785	16,060,453
MaxLinear Inc.(a)(b)	575,433	13,488,149
Nanometrics Inc.(a)(b)	68,890	2,391,172
NVE Corp.	39,306	2,736,877
PDF Solutions Inc.(a)(b)	20,685	271,387
Power Integrations Inc.	250,000	20,045,000
Rudolph Technologies Inc.(a)(b)	36,489	1,008,191
Semtech Corp.(a)	534,074	25,662,256
Silicon Laboratories Inc.(a)(b)	379,494	39,239,680
Xperi Corp.	89,728	1,847,500

		249,487,181

Software — 8.8%
8x8 Inc.(a)(b)	827,497	19,942,678
A10 Networks Inc.(a)(b)	493,115	3,363,044
ACI Worldwide Inc.(a)(b)	963,060	33,071,480
Agilysys Inc.(a)	156,134	3,352,197
Alarm.com Holdings Inc.(a)(b)	324,342	17,352,297
Altair Engineering Inc., Class A(a)(b)	340,325	13,745,727

Security	Shares	Value

Software (continued)
Amber Road Inc.(a)(b)	220,653	$2,881,728
American Software Inc./GA, Class A	145,603	1,914,679
Appfolio Inc., Class A(a)(b)	135,208	13,827,722
Appian Corp.(a)	275,269	9,928,953
Benefitfocus Inc.(a)(b)	261,531	7,100,567
Blackbaud Inc.	431,339	36,016,806
Blackline Inc.(a)(b)	377,577	20,204,145
Bottomline Technologies DE Inc.(a)	378,240	16,733,338
Box Inc., Class A(a)(b)	1,264,932	22,275,453
Carbon Black Inc.(a)(b)	492,478	8,234,232
ChannelAdvisor Corp.(a)(b)	235,654	2,064,329
Cision Ltd.(a)(b)	808,253	9,480,808
Cloudera Inc.(a)(b)	133,355	701,447
CommVault Systems Inc.(a)	302,000	14,985,240
Cornerstone OnDemand Inc.(a)(b)	494,377	28,639,260
Digimarc Corp.(a)(b)	95,376	4,233,741
Digital Turbine Inc.(a)	682,975	3,414,875
Domo Inc., Class B(a)(b)	152,490	4,166,027
Ebix Inc.(b)	205,362	10,313,280
eGain Corp.(a)(b)	179,875	1,464,183
Envestnet Inc.(a)(b)	421,781	28,837,167
Everbridge Inc.(a)(b)	287,899	25,743,929
Five9 Inc.(a)(b)	519,573	26,648,899
ForeScout Technologies Inc.(a)(b)	358,315	12,132,546
Ideanomics Inc.(a)	420,326	1,034,002
Instructure Inc.(a)(b)	297,021	12,623,392
Intelligent Systems Corp.(a)	60,176	1,732,467
j2 Global Inc.	411,695	36,595,569
LivePerson Inc.(a)(b)	536,972	15,056,695
Majesco(a)(b)	63,457	590,785
MicroStrategy Inc., Class A(a)	73,024	10,465,069
Mitek Systems Inc.(a)(b)	281,243	2,795,555
MobileIron Inc.(a)	844,170	5,233,854
Model N Inc.(a)(b)	286,535	5,587,432
Monotype Imaging Holdings Inc.	164,974	2,778,162
OneSpan Inc.(a)(b)	206,742	2,929,534
Phunware Inc.	38,216	118,852
Progress Software Corp.	392,523	17,121,853
PROS Holdings Inc.(a)(b)	290,442	18,373,361
Q2 Holdings Inc.(a)(b)	353,690	27,007,768
QAD Inc., Class A	50,128	2,015,647
Qualys Inc.(a)(b)	300,192	26,140,719
Rapid7 Inc.(a)(b)	424,633	24,560,773
Rimini Street Inc.(a)(b)	174,097	922,714
SailPoint Technologies Holding Inc.(a)(b)	756,908	15,168,436
SecureWorks Corp., Class A(a)(b)	10,280	136,621
SharpSpring Inc.(a)	75,623	982,343
ShotSpotter Inc.(a)(b)	70,826	3,130,509
SPS Commerce Inc.(a)	158,578	16,208,257
SVMK Inc.(a)(b)	740,635	12,227,884
Telaria Inc.(a)(b)	381,521	2,869,038
Telenav Inc.(a)(b)	148,422	1,187,376
Tenable Holdings Inc.(a)(b)	326,786	9,326,472
Upland Software Inc.(a)(b)	198,356	9,031,149
Varonis Systems Inc.(a)(b)	261,740	16,212,176
Verint Systems Inc.(a)	546,431	29,387,059
VirnetX Holding Corp.(a)(b)	534,928	3,321,903
Workiva Inc.(a)(b)	309,378	17,971,768
Yext Inc.(a)(b)	820,464	16,483,122
Zix Corp.(a)(b)	471,798	4,288,644

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Zuora Inc., Class A(a)	752,411	$11,526,937

		785,914,674

Specialty Retail — 2.2%
Aaron’s Inc.	528,504	32,455,431
American Eagle Outfitters Inc.	1,287,111	21,752,176
America’s Car-Mart Inc./TX(a)	55,097	4,742,750
Asbury Automotive Group Inc.(a)(b)	170,426	14,373,729
At Home Group Inc.(a)	28,175	187,645
Boot Barn Holdings Inc.(a)(b)	247,012	8,803,508
Camping World Holdings Inc., Class A(b)	290,633	3,609,662
Children’s Place Inc. (The)	135,618	12,935,245
Designer Brands Inc. , Class A	202,681	3,885,395
Hibbett Sports Inc.(a)	10,186	185,385
Hudson Ltd., Class A(a)	21,352	294,444
Lithia Motors Inc., Class A	119,971	14,250,155
Lumber Liquidators Holdings Inc.(a)(b)	47,584	549,595
MarineMax Inc.(a)(b)	10,585	174,017
Monro Inc.	288,208	24,584,142
Murphy USA Inc.(a)(b)	46,618	3,917,311
National Vision Holdings Inc.(a)(b)	607,507	18,668,690
Rent-A-Center Inc./TX(a)	429,976	11,450,261
RH(a)(b)	45,694	5,282,226
Sleep Number Corp.(a)(b)	240,815	9,726,518
Tailored Brands Inc.	390,498	2,253,173
Winmark Corp.	8,205	1,420,696

		195,502,154

Technology Hardware, Storage & Peripherals — 0.3%
AstroNova Inc.	60,340	1,559,186
Avid Technology Inc.(a)(b)	246,984	2,252,494
Cray Inc.(a)	304,908	10,616,896
Diebold Nixdorf Inc.(a)	349,792	3,204,095
Electronics For Imaging Inc.(a)	244,785	9,035,014
Sonim Technologies Inc.(a)	31,792	404,712

		27,072,397

Textiles, Apparel & Luxury Goods — 1.1%
Centric Brands Inc.(a)	145,685	598,765
Crocs Inc.(a)(b)	565,439	11,167,420
Deckers Outdoor Corp.(a)(b)	258,269	45,447,596
Kontoor Brands Inc.(a)	92,941	2,604,207
Oxford Industries Inc.	56,678	4,296,192
Steven Madden Ltd.	749,829	25,456,695
Superior Group of Companies Inc.	22,179	379,926
Wolverine World Wide Inc.	374,088	10,302,384

		100,253,185

Thrifts & Mortgage Finance — 0.7%
Axos Financial Inc.(a)	324,079	8,831,153
Entegra Financial Corp.(a)(b)	7,724	232,647
Essent Group Ltd.(a)	432,020	20,300,620
Federal Agricultural Mortgage Corp., Class C, NVS	24,596	1,787,145
FS Bancorp. Inc.	4,334	224,805
Greene County Bancorp. Inc.	24,187	711,581
Hingham Institution for Savings	5,725	1,133,607
Kearny Financial Corp./MD	235,532	3,130,220
Meridian Bancorp. Inc.	63,230	1,131,185
Meta Financial Group Inc.	190,533	5,344,451
Mr Cooper Group Inc.(a)	323,134	2,588,303
NMI Holdings Inc., Class A(a)(b)	574,988	16,323,909
PCSB Financial Corp.	17,251	349,333
Provident Bancorp. Inc.(a)	3,625	101,464

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Southern Missouri Bancorp. Inc.	6,009	$209,293
United Community Financial Corp./OH	59,877	573,023
Walker & Dunlop Inc.	30,740	1,635,675
Waterstone Financial Inc.	18,396	313,836

		64,922,250

Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	1,021,337	2,134,594
Turning Point Brands Inc.	73,042	3,577,597
Vector Group Ltd.	878,797	8,568,271

		14,280,462

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies Inc.	338,544	20,830,612
Beacon Roofing Supply Inc.(a)(b)	112,702	4,138,417
EVI Industries Inc.(b)	40,106	1,534,857
Foundation Building Materials Inc.(a)	38,431	683,303
General Finance Corp.(a)(b)	50,744	424,727
GMS Inc.(a)(b)	126,159	2,775,498
H&E Equipment Services Inc.	219,609	6,388,426
Herc Holdings Inc.(a)(b)	15,737	721,227
Kaman Corp.	34,690	2,209,406
Lawson Products Inc./DE(a)(b)	36,871	1,354,272
MRC Global Inc.(a)(b)	65,283	1,117,645
SiteOne Landscape Supply Inc.(a)(b)	360,750	24,999,975
Systemax Inc.	82,864	1,836,266
Transcat Inc.(a)	60,167	1,539,674
Willis Lease Finance Corp.(a)	3,109	181,317

		70,735,622

Water Utilities — 0.8%
American States Water Co.	323,716	24,356,392
AquaVenture Holdings Ltd.(a)	15,574	311,013
California Water Service Group	400,183	20,261,265
Connecticut Water Service Inc.	106,906	7,453,487
Global Water Resources Inc.	104,098	1,086,783
Middlesex Water Co.	121,697	7,210,547
Pure Cycle Corp.(a)(b)	151,090	1,601,554
SJW Group	151,036	9,178,458
York Water Co. (The)	102,481	3,660,621

		75,120,120

Wireless Telecommunication Services — 0.3%
Boingo Wireless Inc.(a)(b)	383,592	6,893,148
Gogo Inc.(a)(b)	501,782	1,997,093
Shenandoah Telecommunications Co.	423,252	16,303,667

		25,193,908

Total Common Stocks — 100.1% (Cost: $9,105,014,604)		8,994,132,599

Short-Term Investments

Money Market Funds — 15.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(d)(e)(f)	1,346,203,354	1,346,876,456

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	13,614,048	$13,614,048

		1,360,490,504

Total Short-Term Investments — 15.2% (Cost: $1,359,817,402)		1,360,490,504

Total Investments in Securities — 115.3% (Cost: $10,464,832,006)		10,354,623,103

Other Assets, Less Liabilities — (15.3)%		(1,371,539,264)

Net Assets — 100.0%		$8,983,083,839

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,448,822,565	(102,619,211)	1,346,203,354	$1,346,876,456	$3,442,081	(a)	$32,814	$105,367
BlackRock Cash Funds: Treasury, SL Agency Shares	12,979,363	634,685	13,614,048	13,614,048	68,467		—	—

				$1,360,490,504	$3,510,548		$32,814	$105,367

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	148	09/20/19	$11,597	$267,497

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$8,994,007,458	$12,341	$112,800	$8,994,132,599
Money Market Funds	1,360,490,504	—	—	1,360,490,504

	$10,354,497,962	$12,341	$112,800	$10,354,623,103

Derivative financial instruments(a)
Assets
Futures Contracts	$267,497	$—	$—	$267,497

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2000 Growth ETF

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares